Subsequent Events (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended			1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2014 HGV Grand Islander [Member]	Feb. 28, 2014 Share Based Compensation [Member]	Jul. 31, 2014 Subsequent event [member] Hotel
Subsequent Event [Line Items]
Proceeds from asset dispositions	$ 35	$ 0	$ 0	$ 0	$ 65	$ 25
Cash-based LTI plan termination compensation expense reduction	25						25
Voluntary repayments of long-term debt	$ 450							$ 150
Number of hotels in JV portfolio								11
Number of hotels to be removed from JV portfolio								6
Number of hotels to be retained and wholly owned								5
Ownership percentage of retained hotels								100.00%